--------------------------------------------------------------------------------







                                  ANNUAL REPORT





--------------------------------------------------------------------------------

                         BREMER INVESTMENT FUNDS, INC.

--------------------------------------------------------------------------------




                            Bremer Growth Stock Fund

                                Bremer Bond Fund



                               September 30, 2002


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                               TABLE OF CONTENTS

Shareholder Letter.........................................................1 - 2

Growth Stock Fund Cumulative Rate of Return Graph............................  3

Bond Fund Cumulative Rate of Return Graph....................................  4

Statements of Assets and Liabilities.........................................  5

Statements of Operations.....................................................  6

Growth Stock Fund Statements of Changes in Net Assets........................  7

Bond Fund Statements of Changes in Net Assets................................  8

Growth Stock Fund Financial Highlights.......................................  9

Bond Fund Financial Highlights............................................... 10

Growth Stock Fund Schedule of Investments................................11 - 15

Bond Fund Schedule of Investments........................................16 - 22

Notes to the Financial Statements........................................23 - 26

Report of Independent Accountants........................................     27

Additonal Information....................................................     28

--------------------------------------------------------------------------------

                               NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

FOR MORE INFORMATION ABOUT THE FUNDS, PLEASE CALL 1-800-595-5552 TO OBTAIN A PROSPECTUS. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING FEES AND EXPENSES, AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.


[GRAPHIC]  BREMER                                                   BREMER TRUST
                                                           4150 2ND STREET SOUTH
BANKING INVESTMENTS TRUST INSURANCE                                 P.O. BOX 986
                                                      ST. CLOUD, MINNESOTA 56301
                                               (320) 255-7174 FAX (320) 255-7148
                                                        TOLL FREE (800) 450-7174



Dear Shareholder:

The enclosed annual report contains detailed information about the Bremer Growth Stock Fund and the Bremer Bond Fund, including their performance, expenses and holdings for the twelve-months ended September 30, 2002.

Over the past twelve months since our fiscal year began on October 1, 2001 we have witnessed many unprecedented events, including, but not limited to corporate scandals, government and regulatory investigations regarding financial reporting and accounting practices in large public companies, questions regarding equity research analyst independence and integrity, global tensions and terrorism, a decline of the U.S. dollar and a continued demise of the technology industry.

Since December 2001 the Fed Funds rate has remained at 1.75% as the Federal Open Market Committee continued to believe the U.S. economy would recover, albeit slowly, without the need for additional interest rate cuts. And for the majority of the year low interest rates did enable the consumer to keep spending and be the catalyst of the domestic economic recovery, as they continued to spend on housing, autos and clothing, as well as consumer staples. However, as of
September 30, 2002 there was considerable uncertainty about the extent and timing of the recovery, particularly due to continued weakness in the manufacturing sector and labor market, questioning whether further reductions in interest rates would be needed to ensure the economy fully recovers.

The equity markets had very strong performance during our first fiscal quarter ended December 31, 2001 (S&P 500 up 10.69% and Bremer Growth Stock fund up 10.48%) and moderate returns in the second quarter ended March 31, 2002 (S&P 500 up 0.28% and Bremer Growth Stock Fund up 0.50%). However, since June, domestic equities have suffered steep declines regardless of capitalization or style, as many investors gave up and migrated over to the bond market, only to see interest rates fall to 40-year lows. During the third quarter ended June 30, 2002 the S&P 500 Index was down -13.39% and the Bremer Growth Stock Fund was down -14.01%. That performance was followed by returns of -17.27% for the S&P 500 Index and -19.35% for the Bremer Growth Stock Fund in the fourth fiscal quarter ended September 30, 2002, resulting in fiscal twelve-month returns of -20.47% for the S&P 500 Index and -23.01% for the Bremer Growth Stock Fund.

During the last quarter ended September 30, 2002, the S&P 500 recorded its worst quarterly decline since the fourth quarter of 1987 and its worst six-month performance since 1974, ending the quarter at a five-year low. The threat of war with Iraq, exposure of corporate malfeasance and a further decline in consumer spending left many investors wondering when it will all end. All of these issues weighed on the performance of the Bremer Growth Stock Fund. In addition, the Bremer Growth Stock Fund is more growth-oriented, so our economic environment created even more of a challenge versus a value style equity portfolio. The Bremer Growth Stock Fund lagged the S&P 500 Index, which one would expect given the growth tilt of its investment strategy, and it performed relatively well against its peers as reflected in its twelve-month performance of -23.01% compared to the Morningstar Growth Fund Average total return of -21.2%.

Looking ahead we are cautiously optimistic about an improving domestic economy, which should result in better corporate earnings in coming quarters and possibly higher valuations for stocks. The Fund's investment managers continue to keep the portfolio fully invested and seek companies in such sectors such as finance, health care and industrials, purchasing companies with earnings growth rates at reasonable prices. We expect growth stocks to lead the equity markets in a growing economy and seek corporations with sound balance sheets and solid management. Key holdings in these areas include: Medtronic Inc., Johnson and Johnson, Amgen Inc., Citigroup Inc., Wells Fargo & Company, AFLAC INCORPORATED, General Electric Company, 3M Co. and FedEx Corp.

Over the past twelve months the fallout from the fraudulent and unethical corporate accounting practices and downward spiraling stock prices drove many investors out of the equity markets and into the bond market, with an especially strong flight to high quality sectors such as U.S. Treasuries. The increase in investor demand pushed yields down across the entire Treasury Curve, with yields falling to 40-year lows. While further Fed easing never materialized, the bond market continued to price in additional interest rate cuts, leaving real short-term yields near 0%.

Over the past year the Bremer Bond Fund was postured for a transition from a recessionary environment to a post-recessionary environment, with a shorter-duration and a more defensive, higher-quality and less volatile corporate bond exposure relative to its indices. The Bremer Bond Fund total return over the past six months ended September 30, 2002 increased 6.97% (net of fees) versus an increase of 7.49% (gross of fees) for the Lehman Brothers Intermediate Aggregate Index. Over the past twelve months ended September 30, 2002 the Bremer Bond Fund's total return rose 6.87% (net of fees) versus an increase of 7.90% (gross of fees) for the Lehman Brothers Intermediate Aggregate Index.

Over the next twelve months we look for an expansionary and stronger economic environment, resulting in rising interest rates. An improving domestic economic environment should translate into better equity performance, although the recovery is still expected to be rather moderate. Earnings improvement is still the key for equities. No particular sectors are being targeted to generate any extreme outperformance, however, in such an economic transition, the growth of earnings usually is stronger in cyclical stocks, rather than companies with stable growth. As corporate profitability recovers, we are also beginning to structure the Bremer Bond Fund portfolio into a more expansionary posture. This strategy may include seeking lower quality and business cycle-dependent corporates, and mortgage-backed and asset-backed securities, which tend to outperform in an economic recovery period and a rising interest rate environment.

We continue to believe it is extremely important for investors to keep a diversified, disciplined approach to investing and to maintain realistic expectations about investment returns, within a long-term focus for their portfolios. We also believe that over the next few years more realistic annual equity returns of 8% to 10% are more probable than the 20% return levels of the late 1990's, with 4% to 5% annual returns for a diversified bond portfolio.

We thank you for your business and appreciate your support and the opportunity to be of service to you. If you have questions or concerns about your long-term investment plan, please set up a time to talk to your investment advisor.

Sincerely,

/s/ Kenneth Nelson
-----------------------------
Kenneth Nelson
President
Bremer Investment Funds, Inc.


[GRAPH]
[NEED GRAPHS]

Growth Stock Fund
Quarter Ended          01/27/97    03/31/97    06/30/97    09/30/97   12/31/97
rate                                 -4.00%      16.25%       6.63%      1.16%
ending value             10,000       9,600      11,160      11,900     12,038


S&P 500
Quarter Ended          01/27/97    03/31/97    06/30/97    09/30/97   12/31/97
rate                                 -0.65%      17.46%       7.49%      2.87%
ending value             10,000       9,935      11,670      12,544     12,904




Quarter Ended          03/31/98    06/30/98    09/30/98    12/31/98    03/31/99
rate                     14.01%       2.93%     -12.72%      26.84%       3.36%
ending value             13,724      14,127      12,330      15,639      16,164


S&P 500
Quarter Ended          03/31/98    06/30/98    09/30/98    12/31/98    03/31/99
rate                     13.95%       3.30%      -9.95%      21.30%       4.98%
ending value             14,704      15,189      13,678      16,591      17,417



Quarter Ended          06/30/99    09/30/99    12/31/99   03/31/00    06/30/00
rate                     5.69%      -6.92%      23.30%      5.90%      -5.32%
ending value            17,084      15,902      19,607     20,764      19,659


S&P 500
Quarter Ended          06/30/99    09/30/99    12/31/99   03/31/00    06/30/00
rate                     7.05%      -6.24%      14.88%      2.29%      -2.66%
ending value            18,645      17,482      20,083     20,543      19,996



Quarter Ended          09/30/00    12/31/00    03/31/01    06/30/01    09/30/01
rate                    -3.92%      -7.15%     -12.42%       5.96%     -18.05%
ending value            18,889      17,538      15,360      16,275      13,338


S&P 500
Quarter Ended          09/30/00    12/31/00    03/31/01    06/30/01    09/30/01
rate                    -0.97%      -7.82%     -11.86%       5.85%     -14.68%
ending value            19,803      18,254      16,089      17,030      14,530


Quarter Ended          12/31/01   03/31/02    06/30/02    09/30/02
rate                   10.48%      0.50%     -14.01%     -19.35%
ending value           14,735     14,809      12,734      10,270


S&P 500
Quarter Ended          12/31/01   03/31/02    06/30/02    09/30/02
rate                   10.69%      0.28%     -13.40%     -17.28%
ending value           16,083     16,129      13,967      11,554



This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                            Average Annual Rate of Return (%)
                          ------------------------------------------------------------------------
                               One Year Ended       Five Year Ended        Since Inception* to
                             September 30, 2002    September 30, 2002      September 30, 2002
                          ---------------------    -------------------    ------------------------
Bremer Growth Stock Fund       -23.01%                 -2.91%                     0.47%

S&P 500**                      -20.49%                 -1.63%                     2.58%

*    January 27, 1997.

** The Standard & Poor's 500 Index (S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

[GRAPH]

Quarter Ended                      01/27/97     03/31/97    06/30/97    09/30/97
rate                                               0.09%       2.61%       2.56%
ending value                         10,000       10,009      10,270      10,533


Lehman Bros Int. Govt/Credit
Quarter Ended                      01/27/97     03/31/97    06/30/97    09/30/97
rate                                               0.09%       2.95%       2.70%
ending value                         10,000       10,009      10,304      10,582


Lehman Bros. Int. Agg Bond Index
Quarter Ended                      01/27/97     03/31/97    06/30/97    09/30/97
rate                                              -0.02%       3.25%       2.78%
ending value                         10,000        9,998      10,323      10,610


Quarter Ended                     12/31/97    03/31/98     06/30/98    09/30/98
rate                                 1.77%       1.31%        1.87%       3.40%
ending value                        10,720      10,860       11,063      11,439


Lehman Bros Int. Govt/Credit
Quarter Ended                     12/31/97    03/31/98     06/30/98    09/30/98
rate                                 2.14%       1.56%        1.88%       4.49%
ending value                        10,809      10,978       11,184      11,686


Lehman Bros. Int. Agg Bond Index
Quarter Ended                     12/31/97    03/31/98     06/30/98    09/30/98
rate                                 2.22%       1.59%        1.82%       3.75%
ending value                        10,845      11,018       11,218      11,639


Quarter Ended                   12/31/98    03/31/99    06/30/99     09/30/99
rate                               0.02%      -0.17%      -0.65%        0.58%
ending value                      11,442      11,422      11,348       11,414


Lehman Bros Int. Govt/Credit
Quarter Ended                   12/31/98    03/31/99    06/30/99     09/30/99
rate                               0.30%      -0.19%      -0.40%        0.92%
ending value                      11,721      11,699      11,652       11,759


Lehman Bros. Int. Agg Bond Index
Quarter Ended                   12/31/98    03/31/99    06/30/99     09/30/99
rate                               0.49%       0.29%      -0.42%        0.92%
ending value                      11,696      11,730      11,681       11,788



Quarter Ended                    12/31/99    03/31/00    06/30/00    09/30/00
rate                               -0.18%       0.89%       1.63%       2.77%
ending value                       11,393      11,495      11,682      12,005


Lehman Bros Int. Govt/Credit
Quarter Ended                    12/31/99    03/31/00    06/30/00    09/30/00
rate                                0.05%       1.50%       1.69%       2.88%
ending value                       11,765      11,942      12,143      12,493


Lehman Bros. Int. Agg Bond Index
Quarter Ended                    12/31/99    03/31/00    06/30/00    09/30/00
rate                                0.20%       1.45%       1.94%       3.05%
ending value                       11,812      11,983      12,216      12,588


Quarter Ended                    12/31/00    03/31/01    06/30/01    09/30/01
rate                                3.69%       3.27%       0.52%       4.38%
ending value                       12,448      12,856      12,922      13,488


Lehman Bros Int. Govt/Credit
Quarter Ended                    12/31/00    03/31/01    06/30/01    09/30/01
rate                                3.70%       3.39%       0.67%       4.60%
ending value                       12,955      13,395      13,484      14,105


Lehman Bros. Int. Agg Bond Index
Quarter Ended                    12/31/00    03/31/01    06/30/01    09/30/01
rate                                3.81%       3.10%       0.82%       4.49%
ending value                       13,068      13,473      13,583      14,193


Quarter Ended                   12/31/01     03/31/02    06/30/02    09/30/02
rate                              -0.11%        0.02%       3.07%       3.81%
ending value                      13,474       13,476      13,890      14,419


Lehman Bros Int. Govt/Credit
Quarter Ended                   12/31/01     03/31/02    06/30/02    09/30/02
rate                               0.08%       -0.22%       3.56%       4.53%
ending value                      14,116       14,085      14,586      15,247


Lehman Bros. Int. Agg Bond Index
Quarter Ended                   12/31/01     03/31/02    06/30/02    09/30/02
rate                               0.06%        0.33%       3.58%       3.77%
ending value                      14,202       14,249      14,759      15,315



This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                       Average Annual Rate of Return (%)
                     ------------------------------------------------------------------------
                          One Year Ended        Five Year Ended      Since Inception* to
                        September 30, 2002    September 30, 2002      September 30, 2002
                     ---------------------    -------------------    ------------------------
Bremer Bond Fund             6.87%                       6.47%                       6.66%

LB Int. Govt./Credit**       8.10%                       7.58%                       7.71%

LB Int. Agg.***              7.90%                       7.62%                       7.80%


*    January 27, 1997.


** The Lehman Brothers Intermediate Government/Credit Bond Index (LB Int. Govt./Credit) is an unmanaged, value-weighted index comprised of all fixed-rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service, Standard & Poor's and/or Fitch Investor Service. All issues have maturities between one and ten years and an outstanding par value of at least $150 million. The index cannot be invested in directly. The duration of the index as of September 30, 2002 was 3.68 years.

*** The Lehman Brothers Intermediate Aggregate Bond Index (LB Int Agg.) represents securities that are U.S. domestic, taxable and dollar denominated. The index is covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly. The duration of the index as of September 30, 2002 was 2.55 years.


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2002
--------------------------------------------------------------------------------
                                                                          ----------------      ----------------
                                                                              Growth                 Bond
                                                                            Stock Fund               Fund
                                                                          ----------------      ----------------
ASSETS:
  Investments, at market value
     (Cost of $51,195,799 and $99,538,794, respectively)                     $ 52,323,840          $105,462,799
  Cash                                                                              9,677                12,183
  Dividends receivable                                                             36,360                     -
  Interest receivable                                                                 902             1,006,654
  Receivable for Fund shares sold                                                  23,799                40,519
  Other assets                                                                      1,037                 1,072
                                                                          ----------------      ----------------
      Total assets                                                             52,395,615           106,523,227
                                                                          ----------------      ----------------
LIABILITIES:
  Payable to Investment Adviser                                                    30,964                60,042
  Dividends payable                                                                     -               328,143
  Payable for Fund shares redeemed                                                  5,177                 6,762
  Accrued expenses and other liabilities                                           27,466                46,798
                                                                          ----------------      ----------------
      Total liabilities                                                            63,607               441,745
                                                                          ----------------      ----------------
NET ASSETS                                                                   $ 52,332,008          $106,081,482
                                                                          ================      ================
NET ASSETS CONSIST OF:
  Capital stock                                                              $ 60,039,287          $101,538,770
  Undistributed net investment income                                              17,581                 9,230
  Undistributed net realized (loss) on investments                             (8,852,901)           (1,390,523)
  Net unrealized appreciation on investments                                    1,128,041             5,924,005
                                                                          ----------------      ----------------
         Total Net Assets                                                    $ 52,332,008          $106,081,482
                                                                          ================      ================
  Shares outstanding
         (100 million shares authorized for each Fund, $ .0001 par value)       5,364,903            10,075,642
                                                                          ================      ================

  Net Asset Value, Redemption Price and Offering Price Per Share                   $ 9.75               $ 10.53
                                                                          ================      ================

               See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENTS OF OPERATIONS
For the year ended September 30, 2002
--------------------------------------------------------------------------------

                                                                                 ----------------       ----------------
                                                                                     Growth                  Bond
                                                                                   Stock Fund                Fund
                                                                                 ----------------       ----------------
INVESTMENT INCOME:
  Dividend income (net of withholding tax of $5,497 and $0, respectively)              $ 665,978             $        -
  Interest income                                                                         62,274              6,351,155
  Other income                                                                               122                  3,978
                                                                                     ----------------       ----------------
      Total investment income                                                            728,374              6,355,133
                                                                                     ----------------       ----------------
EXPENSES:
  Investment advisory fees                                                               531,837                736,080
  Shareholder servicing and accounting costs                                              60,566                 86,381
  Administration fees                                                                     45,586                 63,093
  Professional fees                                                                       22,268                 22,086
  Custody fees                                                                            16,611                 21,712
  Distribution fees                                                                       11,397                 13,930
  Reports to shareholders                                                                 10,033                  9,851
  Federal and state registration                                                           6,201                  4,923
  Directors' fees and expenses                                                             2,373                  2,373
  Amortization of organizational expenses                                                  1,727                  1,727
  Other                                                                                    1,155                  1,455
                                                                                 ----------------       ----------------
      Total expenses                                                                     709,754                963,611
                                                                                 ----------------       ----------------

NET INVESTMENT INCOME                                                                     18,620              5,391,522
                                                                                 ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                             (7,024,820)               169,476
  Change in unrealized appreciation (depreciation) on investments                     (8,925,482)             1,572,773
                                                                                 ----------------       ----------------

      Net realized and unrealized gain (loss) on investments                         (15,950,302)             1,742,249
                                                                                 ----------------       ----------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                         $(15,931,682)           $ 7,133,771
                                                                                 ================       ================

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           ------------------------------------------------
                                                                                           Growth Stock Fund
                                                                           ------------------------------------------------
                                                                                Year Ended                Year Ended
                                                                            September 30, 2002        September 30, 2001
                                                                           ----------------------    ----------------------

OPERATIONS:
      Net investment income                                                             $ 18,620                  $ 55,063
      Net realized loss on investments                                                (7,024,820)               (1,828,202)
      Change in unrealized appreciation/depreciation on investments                   (8,925,482)              (27,659,502)
                                                                           ----------------------    ----------------------
           Net decrease in net assets resulting from operations                      (15,931,682)              (29,432,641)
                                                                           ----------------------    ----------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                                              (45,483)                        -
      Net realized gains                                                                       -                  (938,841)
                                                                           ----------------------    ----------------------
           Total dividends and distributions                                             (45,483)                 (938,841)
                                                                           ----------------------    ----------------------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from Fund shares sold                                                  14,344,152                24,578,795
      Proceeds from Fund shares issued to holders in reinvestment of
        dividends                                                                         10,824                   211,266
      Cost of Fund shares redeemed                                                   (22,432,503)              (11,286,895)
                                                                           ----------------------    ----------------------
           Net increase (decrease) in net assets resulting from
           capital share transactions                                                 (8,077,527)               13,503,166
                                                                           ----------------------    ----------------------
TOTAL DECREASE IN NET ASSETS                                                         (24,054,692)              (16,868,316)
                                                                           ----------------------    ----------------------
NET ASSETS:
      Beginning of period                                                             76,386,700                93,255,016
                                                                           ----------------------    ----------------------
      End of period (including undistributed net investment income
           of $17,581 and $43,814, respectively)                                    $ 52,332,008              $ 76,386,700
                                                                           ======================    ======================

              See Notes to the Financial Statements.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------

                                                                          ------------------------------------------------
                                                                                              Bond Fund
                                                                          ------------------------------------------------

                                                                               Year Ended                Year Ended
                                                                           September 30, 2002        September 30, 2001
                                                                          ----------------------    ----------------------
OPERATIONS:
      Net investment income                                                         $ 5,391,522               $ 5,722,748
      Net realized gain on investments                                                  169,476                   273,160
      Change in unrealized appreciation/depreciation on investments                   1,572,773                 5,648,547
                                                                          ----------------------    ----------------------
           Net increase in net assets resulting from operations                       7,133,771                11,644,455
                                                                          ----------------------    ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                                          (5,388,750)               (5,722,748)
                                                                          ----------------------    ----------------------
           Total dividends                                                           (5,388,750)               (5,722,748)
                                                                          ----------------------    ----------------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from Fund shares sold                                                 24,249,072                22,319,066
      Proceeds from Fund shares issued to holders in reinvestment of
        dividends                                                                       764,483                   762,470
      Cost of Fund shares redeemed                                                  (23,942,896)              (21,347,705)
                                                                          ----------------------    ----------------------
           Net increase in net assets resulting from
           capital share transactions                                                 1,070,659                 1,733,831
                                                                          ----------------------    ----------------------
TOTAL INCREASE IN NET ASSETS                                                          2,815,680                 7,655,538
                                                                          ----------------------    ----------------------
NET ASSETS:
      Beginning of period                                                           103,265,802                95,610,264
                                                                          ----------------------    ----------------------
      End of period (including undistributed net investment income of
           $9,230 and $5,431, respectively)                                       $ 106,081,482             $ 103,265,802
                                                                          ======================    ======================

               See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   -------------------------------------------------------------------------
                                                                           Growth Stock Fund
                                                   -------------------------------------------------------------------------
                                                                        Year Ended September 30,
                                                   -------------------------------------------------------------------------
                                                       2002           2001           2000           1999          1998
                                                   -------------  -------------  -------------  ------------- --------------
PER SHARE DATA:
   NET ASSET VALUE, BEGINNING OF PERIOD                  $12.67         $18.13         $15.73         $12.28         $11.90
                                                   -------------  -------------  -------------  ------------- --------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                          0.01           0.01          (0.01)          0.02           0.04
     Net realized and unrealized gain (loss)
     on investments                                       (2.92)         (5.30)          2.98           3.54           0.39
                                                   -------------  -------------  -------------  ------------- --------------
          Total from investment operations                (2.91)         (5.29)          2.97           3.56           0.43
                                                   -------------  -------------  -------------  ------------- --------------
   LESS DIVIDENDS AND DISTRIBUTIONS:
     Dividends from net investment income                 (0.01)             -          (0.01)         (0.04)         (0.03)
     Distributions from net realized gains                    -          (0.17)         (0.56)         (0.07)         (0.02)
                                                   -------------  -------------  -------------  ------------- --------------
          Total dividends and distributions               (0.01)         (0.17)         (0.57)         (0.11)         (0.05)
                                                   -------------  -------------  -------------  ------------- --------------
   NET ASSET VALUE, END OF PERIOD                         $9.75         $12.67         $18.13         $15.73         $12.28
                                                   =============  =============  =============  ============= ==============
TOTAL RETURN                                            -23.01%        -29.39%         18.78%         28.97%          3.61%


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                        $52,332,008    $76,386,700    $93,255,016    $67,316,277    $54,174,557
   Ratio of net expenses to average net assets            0.94%          0.94%          0.90%          0.89%          0.91%
   Ratio of net investment income (loss) to average
     net assets                                           0.02%          0.06%         (0.02%)         0.09%          0.27%
   Portfolio turnover rate                               21.18%         11.04%         10.75%         16.74%         13.15%


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   -------------------------------------------------------------------------
                                                                                 Bond Fund
                                                   -------------------------------------------------------------------------
                                                                            Year Ended September 30,
                                                   -------------------------------------------------------------------------
                                                       2002           2001            2000           1999          1998
                                                   -------------- --------------  -------------  ------------- -------------
PER SHARE DATA:
   NET ASSET VALUE, BEGINNING OF PERIOD                   $10.37          $9.77          $9.86         $10.47        $10.18
                                                   -------------- --------------  -------------  ------------- -------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                  0.48           0.57           0.58           0.55          0.56
     Net realized and unrealized gain (loss)
     on investments                                         0.16           0.60          (0.09)         (0.57)         0.29
                                                   -------------- --------------  -------------  ------------- -------------
          Total from investment operations                  0.64           1.17           0.49          (0.02)         0.85
                                                   -------------- --------------  -------------  ------------- -------------

   LESS DIVIDENDS AND DISTRIBUTIONS:
     Dividends from net investment income                  (0.48)         (0.57)         (0.58)         (0.55)        (0.56)
     Distributions from net realized gains                                    -             -           (0.04)            -
                                                   -------------- --------------  -------------  ------------- -------------
          Total dividends and distributions                (0.48)         (0.57)         (0.58)         (0.59)        (0.56)
                                                   -------------- --------------  -------------  ------------- -------------
   NET ASSET VALUE, END OF PERIOD                         $10.53         $10.37          $9.77          $9.86        $10.47
                                                   ============== ==============  =============  ============= =============
TOTAL RETURN                                               6.87%         12.35%          5.19%         -0.22%         8.59%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                        $106,081,482   $103,265,802    $95,610,264    $91,998,144   $82,756,014
   Ratio of net expenses to average net assets             0.92%          0.93%          0.91%          0.90%         0.89%
   Ratio of net investment income to average net assets    5.13%          5.73%          5.97%          5.44%         5.46%
   Portfolio turnover rate                                32.42%         28.24%         49.79%         58.62%        66.66%


      See Notes to the Financial Statements.
--------------------------------------------------------------------------------


================================================================================
 BREMER INVESTMENT FUNDS, INC.
================================================================================

 SCHEDULE OF INVESTMENTS - September 30, 2002

 Growth Stock Fund
--------------------------------------------------------------------------------

       Shares                                                                                           Value
       ------                                                                                           ------
                     ---------------------------------------------------------------------
                     COMMON STOCKS - 97.8%
                     ---------------------------------------------------------------------
                     BANKING & FINANCIAL SERVICES - 11.2%
        45,000       The Charles Schwab Corporation                                                  $ 391,500
        38,000       Citigroup Inc.                                                                  1,126,700
        12,000       Fannie Mae                                                                        714,480
        13,000       Freddie Mac                                                                       726,700
        25,000       Mellon Financial Corporation                                                      648,250
        50,000       U.S. Bancorp                                                                      929,000
        27,000       Wells Fargo & Company                                                           1,300,320
                                                                                          ---------------------
                                                                                                     5,836,950
                                                                                          ---------------------
                     BUSINESS SERVICES - 8.7%
        17,000       Certegy Inc.*                                                                     341,700
        64,000       Concord EFS, Inc.*                                                              1,016,320
        34,000       Equifax Inc.                                                                      739,160
        29,700       FedEx Corp.                                                                     1,487,079
        30,000       First Data Corporation                                                            838,500
        50,000       Solectron Corporation*                                                            105,500
                                                                                          ---------------------
                                                                                                     4,528,259
                                                                                          ---------------------

                     CAPITAL GOODS - 8.8%
        15,000       The Boeing Company                                                                511,950
        23,300       Dover Corporation                                                                 591,354
        13,000       Emerson Electric Co.                                                              571,220
        70,000       General Electric Company                                                        1,725,500
         9,500       3M Co.                                                                          1,044,715
         4,000       W.W. Grainger, Inc.                                                               170,200
                                                                                          ---------------------
                                                                                                     4,614,939
                                                                                          ---------------------

                     CHEMICALS - 0.4%
         5,000       Ecolab Inc.                                                                       208,650
                                                                                          ---------------------


                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


       Shares                                                                                           Value
       -------                                                                                          ------
                     COMMUNICATIONS & MEDIA - 4.4%
        35,000       AOL Time Warner Inc.*                                                           $ 409,500
        20,000       EchoStar Communications Corporation*                                              346,000
        34,500       The Interpublic Group of Companies, Inc.                                          546,825
        25,000       Viacom Inc. - Class B*                                                          1,013,750
                                                                                          ---------------------
                                                                                                     2,316,075
                                                                                          ---------------------
                     COSMETICS & TOILETRIES - 7.9%
        35,000       Avon Products, Inc.                                                             1,613,500
        20,000       Colgate-Palmolive Company                                                       1,079,000
        25,000       Kimberly-Clark Corporation                                                      1,416,000
                                                                                          ---------------------
                                                                                                     4,108,500
                                                                                          ---------------------
                     DRUGS - 3.1%
        30,000       Pfizer Inc.                                                                       870,600
        20,000       Pharmacia Corporation                                                             777,600
                                                                                          ---------------------
                                                                                                     1,648,200
                                                                                          ---------------------
                     ENERGY - 5.6%
        17,000       BP p.l.c.ADR                                                                      678,300
         5,000       ChevronTexaco Corporation                                                         346,250
        35,000       Exxon Mobil Corporation                                                         1,116,500
        14,000       Nabors Industries, Ltd.* f - Barbados                                             458,500
         8,000       Schlumberger Limited                                                              307,680
                                                                                          ---------------------
                                                                                                     2,907,230
                                                                                          ---------------------
                     FOOD, BEVERAGE & TOBACCO - 2.1%
        30,000       PepsiCo, Inc.                                                                   1,108,500
                                                                                          ---------------------

                     HEALTH CARE - 6.4%
        25,000       Amgen Inc.*                                                                     1,042,500
        40,000       Medtronic, Inc.                                                                 1,684,800
        10,000       Quest Diagnostics Incorporated*                                                   615,300
                                                                                          ---------------------
                                                                                                     3,342,600
                                                                                          ---------------------

                          See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


       Shares                                                                                           Value
       -------                                                                                         -------
                     INSURANCE - 5.0%
        46,000       AFLAC INCORPORATED                                                            $ 1,411,740
        18,750       American International Group, Inc.                                              1,025,625
        13,879       Travelers Property Casualty Corp.*                                                183,202
                                                                                          ---------------------
                                                                                                     2,620,567
                                                                                          ---------------------
                     MEDICAL PRODUCTS - 2.6%
        25,000       Johnson & Johnson                                                               1,352,000
                                                                                          ---------------------
                     RESTAURANT - 1.3%
        40,000       McDonald's Corporation                                                            706,400
                                                                                          ---------------------
                     RETAIL - GENERAL - 12.5%
        30,000       Best Buy Co., Inc.*                                                               669,300
        25,000       CVS Corporation                                                                   633,750
        15,000       Kohl's Corporation*                                                               912,150
        50,000       Target Corporation                                                              1,476,000
        30,000       Wal-Mart Stores, Inc.                                                           1,477,200
        44,000       Walgreen Co.                                                                    1,353,440
                                                                                          ---------------------
                                                                                                     6,521,840
                                                                                          ---------------------
                     SOFTWARE - 6.0%
        30,000       Cognos, Inc.* f - Canada                                                          504,300
        34,741       Computer Associates International, Inc.                                           333,514
        35,000       Microsoft Corporation*                                                          1,530,900
       100,000       Oracle Corporation*                                                               786,000
                                                                                          ---------------------
                                                                                                     3,154,714
                                                                                          ---------------------

                          See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================



       Shares                                                                                           Value
       -------                                                                                          ------
                     TECHNOLOGY - 6.9%
        35,000       American Power Conversion Corporation*                                          $ 334,600
       100,000       Atmel Corporation*                                                                106,000
        80,000       Cisco Systems, Inc.*                                                              838,400
        30,000       Dell Computer Corporation*                                                        705,300
        55,000       Intel Corporation                                                                 763,950
         4,000       International Business Machines Corporation (IBM)                                 233,560
        40,000       Lucent Technologies Inc.                                                           30,400
        40,000       Texas Instruments Incorporated                                                    590,800
                                                                                          ---------------------
                                                                                                     3,603,010
                                                                                          ---------------------
                     TELECOMMUNICATIONS - 2.0%
       100,000       ADC Telecommunications, Inc.*                                                     115,000
        42,000       Nokia Oyj ADR                                                                     556,500
        20,000       SBC Communications Inc.                                                           402,000
                                                                                          ---------------------
                                                                                                     1,073,500
                                                                                          ---------------------
                     TRAVEL & RECREATION - 2.9%
        36,000       Carnival Corporation                                                              903,600
        40,000       The Walt Disney Company                                                           605,600
                                                                                          ---------------------
                                                                                                     1,509,200
                                                                                          ---------------------
                     TOTAL COMMON STOCKS
                          (Cost of $50,033,093)                                                     51,161,134
                                                                                          ---------------------

                          See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


     Principal
       Amount                                                                                           Value
     ----------                                                                                         ------

                     ---------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 2.2%
                     ---------------------------------------------------------------------

                     INVESTMENT COMPANY - 2.2%
    $1,162,706       First American Prime Obligations Fund***, 1.5287%                             $ 1,162,706
                                                                                          ---------------------

                     TOTAL SHORT-TERM INVESTMENTS
                          (Cost of $1,162,706)                                                       1,162,706
                                                                                          ---------------------

                     TOTAL INVESTMENTS - 100.0%
                          (Cost of $51,195,799)                                                     52,323,840
                                                                                          ---------------------

                     Other Assets in Excess of Liabilities - 0.0%**                                      8,168
                                                                                          ---------------------

                     TOTAL NET ASSETS - 100.0%                                                    $ 52,332,008
                                                                                          =====================


*    Non-income producing security.

**   Less than 0.1%.

***  Variable rate security. The rates listed are as of September 30, 2002.

ADR  American Depositary Receipt.

f    Foreign.


                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 BREMER INVESTMENT FUNDS, INC.
================================================================================

 SCHEDULE OF INVESTMENTS - September 30, 2002

 Bond Fund
--------------------------------------------------------------------------------

         Principal
           Amount                                                                                          Value
         ----------                                                                                        -------

                     -------------------------------------------------------------------------
                     LONG-TERM INVESTMENTS - 94.7%
                     -------------------------------------------------------------------------

                     -------------------------------------------------------------------------
                     CORPORATE BONDS & NOTES - 24.2%
                     -------------------------------------------------------------------------

                     AGRICULTURAL OPERATIONS - 2.3%
         $   210,000 Cargill, Incorporated r
                        6.150%, 02/25/08                                                                $ 234,671
           2,000,000 Cargill, Incorporated r
                        6.300%, 04/15/09                                                                2,234,214
                                                                                              --------------------
                                                                                                        2,468,885
                                                                                              --------------------

                     BANK & BANK HOLDING CO. - 3.3%
           3,290,000 First Union National Bank - North Carolina##
                        6.180%, 02/15/36                                                                3,537,563
                                                                                              --------------------
                     COSMETICS & TOILETRIES - 2.2%
           1,000,000 Gillette Company
                        5.750%, 10/15/05                                                                1,093,133
           1,000,000 Procter & Gamble Company
                        6.875%, 09/15/09                                                                1,180,305
                                                                                              --------------------
                                                                                                        2,273,438
                                                                                              --------------------
                     ENERGY - 0.2%
             150,000 Exxon Capital Corporation
                        6.000%, 07/01/05                                                                  164,419
                                                                                              --------------------
                     FINANCIAL SERVICES - 4.5%
           1,000,000 Associates Corporation, N.A.
                        6.250%, 11/01/08                                                                1,107,694
           1,000,000 General Electric Capital Corporation
                        6.267%, 07/23/03                                                                1,034,746
           1,000,000 General Electric Capital Corporation
                        6.000%, 06/15/12                                                                1,079,313
           1,450,000 Salomon, Inc.
                        6.250%, 05/15/03                                                                1,488,774
                                                                                              --------------------
                                                                                                        4,710,527
                                                                                              --------------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


         Principal
           Amount                                                                                          Value
         ----------                                                                                       -------

                     FOOD, BEVERAGE & TOBACCO - 4.6%

      $  1,000,000   Anheuser-Busch Companies, Inc.
                        5.125%, 10/01/08                                                              $ 1,085,723
         1,000,000   Hormel Foods Corporation r
                        6.625%, 06/01/11                                                                1,144,395
         1,000,000   Pepsi Bottling Group, Inc. r
                        5.625%, 02/17/09                                                                1,089,769
           235,000   PepsiCo, Inc.
                        5.750%, 01/15/08                                                                  260,167
         1,250,000   Supervalu, Inc.
                        6.560%, 06/09/05                                                                1,334,540
                                                                                              --------------------
                                                                                                        4,914,594
                                                                                              --------------------

                     INSURANCE - 4.0%
         1,000,000   AIG Sunamerica Global r
                        5.200%, 05/10/04                                                                1,045,703
         2,008,000   Reliastar Financial Corporation
                        7.125%, 03/01/03                                                                2,044,532
         1,000,000   St. Paul Companies, Inc.
                        7.370%, 08/20/07                                                                1,122,485
                                                                                              --------------------
                                                                                                        4,212,720
                                                                                              --------------------
                     MANUFACTURING - 1.1%
         1,000,000   Honeywell International, Inc.
                        7.500%, 03/01/10                                                                1,180,203
                                                                                              --------------------
                     MEDICAL - 1.1%
         1,040,000   Abbott Laboratories
                        6.000%, 03/15/08                                                                1,168,647
                                                                                              --------------------

                            See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


         Principal
           Amount                                                                                          Value
         ---------                                                                                        --------

                     TELECOMMUNICATIONS - 0.9%
       $ 1,000,000   AT&T Corp.#
                        5.625%, 03/15/04                                                                $ 992,911
                                                                                              --------------------

                     TOTAL CORPORATE BONDS & NOTES
                          (Cost of $23,322,868)                                                        25,623,907
                                                                                              --------------------

                     -------------------------------------------------------------------------
                     ASSET-BACKED SECURITIES - 5.1%
                     -------------------------------------------------------------------------

                     COLLATERALIZED AUTO LOAN OBLIGATIONS - 3.0%
           774,725   Ford Credit Auto Owner Trust#
                        Series 1999-D, Class A5, 6.520%, 09/15/03                                         780,346
           814,064   MMCA Automobile Trust#
                        Series 1999-2, Class A3, 7.000%, 05/15/04                                         824,541
         1,500,000   Nissan Auto Receivables Owner Trust#
                        Series 2000-B, Class A4, 7.270%, 11/15/04                                       1,568,219
                                                                                              --------------------
                                                                                                        3,173,106
                                                                                              --------------------

                     COLLATERALIZED CREDIT CARD OBLIGATIONS - 2.1%
         1,250,000   Citibank Credit Card Master Trust I#
                        Series 1998-3, Class A, 5.800%, 02/07/05                                        1,268,503
         1,000,000   Dayton Hudson Credit Card Master Trust#
                        Series 1997-1, Class A, 6.250%, 08/25/05                                        1,003,710
                                                                                              --------------------
                                                                                                        2,272,213
                                                                                              --------------------

                     TOTAL ASSET-BACKED SECURITIES
                          (Cost of $5,293,918)                                                          5,445,319
                                                                                              --------------------

                     -------------------------------------------------------------------------
                     NON-AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
                     -------------------------------------------------------------------------

                     COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
           501,208   Countrywide Mortgage Backed Securities, Inc.#
                        Series 1994-D, Class A9, 6.500%, 03/25/24                                         506,555
                                                                                              --------------------

                     TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
                          (Cost of $500,894)                                                              506,555
                                                                                              --------------------


                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


         Principal
           Amount                                                                                          Value
         ---------                                                                                         ------
                     -------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY AND
                     AGENCY-BACKED ISSUES - 45.9%
                     -------------------------------------------------------------------------
       $ 3,500,000   Fannie Mae
                        6.250%, 02/01/11                                                              $ 3,893,361
                                                                                              --------------------
         2,100,000   Federal Farm Credit Bank
                        6.370%, 10/30/07                                                                2,413,330
                                                                                              --------------------
                     Federal Home Loan Bank
         1,250,000      6.150%, 10/14/04                                                                1,351,418
         2,000,000      7.125%, 02/15/05                                                                2,226,922
         1,000,000      6.375%, 08/15/06                                                                1,128,051
         1,390,000      5.755%, 11/20/08#                                                               1,440,190
                                                                                              --------------------
                                                                                                        6,146,581
                                                                                              --------------------
                     Federal Home Loan Mortgage Corporation (FHLMC),
                        Participation Certificates
           520,373      Pool #E00856, 7.500%, 06/01/15                                                    552,846
           266,823      Pool #G11072, 7.500%, 12/01/15                                                    283,474
           718,483      Pool #C90290, 7.000%, 08/01/19                                                    754,724
                                                                                              --------------------
                                                                                                        1,591,044
                                                                                              --------------------
           102,779   Federal Home Loan Mortgage Corporation (FHLMC),
                     Adjustable Rate Mortgage
                        Pool #845864, 5.4350%*, 07/01/24                                                  106,565
                                                                                              --------------------
           436,878   Federal Home Loan Mortgage Corporation (FHLMC),
                        Real Estate Mortgage Investment Conduits (REMIC)
                        Series 1769, Class A, 6.500%, 05/15/08                                            443,546
                                                                                              --------------------
                            See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


         Principal
           Amount                                                                                          Value
           -------                                                                                         -----
                     Federal National Mortgage Association (FNMA),
                        Pass-Thru Certificates
         $ 111,550      Pool #190529, 8.000%, 09/01/08                                                  $ 117,470
            10,950      Pool #250168, 8.000%, 12/01/09                                                     11,718
         4,000,000      Pool #099999, 5.250%, 08/01/12                                                  4,146,740
           630,550      Pool #532561, 8.000%, 05/01/15                                                    675,597
         1,321,508      Pool #303922, 6.000%, 05/01/16                                                  1,374,268
           161,948      Pool #211830, 6.000%, 04/01/23                                                    170,227
           627,942      Pool #323380, 6.500%, 10/01/28                                                    652,069
                                                                                              --------------------
                                                                                                        7,148,089
                                                                                              --------------------
                     Federal National Mortgage Association (FNMA),
                        Real Estate Mortgage Investment Conduits (REMIC)
           500,000      Series 1993-134, Class L, 6.500%, 08/25/08                                        525,033
           207,661      Series 1989-69, Class G, 7.600%, 10/25/19                                         225,882
           745,076      Series 1993-38, Class V, 5.757%, 08/25/21                                         747,853
                                                                                              --------------------
                                                                                                        1,498,768
                                                                                              --------------------
         2,000,000   Freddie Mac
                        5.875%, 03/21/11                                                                2,178,032
                                                                                              --------------------
                     Government National Mortgage Association (GNMA),
           721,216      Pool #521580, 7.000%, 11/15/14                                                    771,013
           883,901      Pool #520754, 7.000%, 07/15/15                                                    944,785
           643,395      Pool #520763, 7.000%, 07/15/15                                                    687,713
           501,547      Pool #492995, 6.000%, 11/15/28                                                    521,664
         1,178,037      Pool #780941, 6.000%, 12/15/28                                                  1,225,252
           350,689      Pool #781029, 6.500%, 05/15/29                                                    366,516
           946,324      Pool #542643, 6.000%, 03/15/31                                                    982,555
           938,136      Pool #564153, 6.500%, 07/15/31                                                    979,912
         2,311,206      Pool #564700, 6.000%, 07/15/31                                                  2,399,692
           995,950      Pool #584332, 7.000%, 08/15/31                                                  1,046,782
         1,736,416      Pool #080546, 5.000%, 10/20/31                                                  1,770,859
         2,000,000      Pool #552242, 6.500%, 12/15/31                                                  2,089,063
           219,213      Pool #080571, 6.000%, 01/20/32                                                    225,252
         1,840,362      Pool #080579, 5.000%, 02/20/32                                                  1,883,864

                            See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


         Principal
           Amount                                                                                          Value
         ----------                                                                                        -------
                     Government National Mortgage Association (GNMA), continued
         $ 629,005      Pool #080589, 6.000%, 03/20/32                                                  $ 646,299
         1,936,024      Pool #080587, 5.500%, 03/20/32                                                  1,989,337
           922,342      Pool #569421, 7.500%, 05/15/32                                                    979,787
           665,677      Pool #581988, 8.000%, 05/15/32                                                    714,833
         3,000,000      Pool #080636, 4.500%, 09/20/32                                                  3,050,108
                                                                                              --------------------
                                                                                                       23,275,286
                                                                                              --------------------
                     TOTAL U.S. GOVERNMENT AGENCY
                     AND AGENCY BACKED ISSUES
                          (Cost of $46,451,574)                                                        48,694,602
                                                                                              --------------------

                     -------------------------------------------------------------------------
                     U.S. TREASURY OBLIGATIONS - 19.0%
                     -------------------------------------------------------------------------

                     U.S. Treasury Notes
         1,500,000      7.250%, 05/15/04                                                                1,636,114
         3,000,000      6.500%, 08/15/05                                                                3,377,697
         1,000,000      5.750%, 11/15/05                                                                1,111,016
         1,000,000      6.500%, 10/15/06                                                                1,157,891
         1,500,000      6.250%, 02/15/07                                                                1,734,669
         1,000,000      5.500%, 02/15/08                                                                1,136,524
         1,000,000      5.000%, 02/15/11                                                                1,111,172
                                                                                              --------------------
                                                                                                       11,265,083
                                                                                              --------------------
                     U.S. Treasury Bonds
         1,000,000      10.750%, 05/15/03                                                               1,057,618
         3,000,000      10.750%, 08/15/05                                                               3,731,016
         3,000,000      4.875%, 02/15/12                                                                3,306,213
           600,000      7.500%, 11/15/16                                                                  795,656
                                                                                              --------------------
                                                                                                        8,890,503
                                                                                              --------------------
                     TOTAL U.S. TREASURY OBLIGATIONS
                          (Cost of $18,932,710)                                                        20,155,586
                                                                                              --------------------

                     TOTAL LONG-TERM INVESTMENTS
                          (Cost of $94,501,964)                                                       100,425,969
                                                                                              --------------------

                            See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


         Principal
           Amount                                                                                          Value
         ----------                                                                                        ------

                     -------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 4.8%
                     -------------------------------------------------------------------------

       $ 2,040,891   First American Prime Obligations Fund*, 1.529%                                   $ 2,040,891
         1,000,000   G.E. Capital Commercial Paper, 1.750%                                                999,952
         2,000,000   Pfizer Inc. Commercial Paper, 1.720%                                               1,995,987
                                                                                              --------------------
                     TOTAL SHORT-TERM INVESTMENTS
                        (Cost of $5,036,829)                                                            5,036,830
                                                                                              --------------------
                     TOTAL INVESTMENTS - 99.5%
                          (Cost of $99,538,794)                                                       105,462,799
                                                                                              --------------------
                     Other Assets in Excess of Liabilities - 0.5%                                         618,683
                                                                                              --------------------
                     TOTAL NET ASSETS - 100.0%                                                      $ 106,081,482
                                                                                              ====================

#    Callable.
##   Putable.
*    Variable rate security. The rates listed are as of September 30, 2002.
r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.


--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2002

--------------------------------------------------------------------------------

1.   ORGANIZATION

     Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. This report contains the information for both portfolios. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

     The costs incurred in connection with the organization, initial registration and public offering of shares paid by each of the Funds were deferred and are being amortized over the period of benefit, not to exceed sixty months from the Funds' commencement of operations. Amortization during the fiscal year was $1,727 for each Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute all investment company net taxable income and net realized gains to shareholders, if any, at least annually.

c) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

d) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually. The character of the Funds' net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes.

     The tax character of distributions paid during the fiscal year ended September 30, 2002 were as follows:

                                      -------------------    -------------------
                                           Ordinary               Long-Term
                                            Income              Capital Gains
                                      -------------------    -------------------
       Bremer Growth Stock Fund              $    45,483                       0
       Bremer Bond Fund                      $ 5,388,750                       0

     Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 2002, reclassifications were recorded in the Growth Stock Fund to increase undistributed net investment income by $630, increase undistributed net realized loss on investments by $122, and decrease capital stock by $752. Additionally, reclassifications were made in the Bond Fund to increase undistributed net investment income by $1,027, increase undistributed net realized loss on investments by $5,452 and decrease capital stock by $6,478.

     As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                      -------------------    -------------------
                                           Ordinary               Long-Term
                                            Income              Capital Gains
                                      -------------------    -------------------
       Bremer Growth Stock Fund                $  17,581                       0
       Bremer Bond Fund                        $ 337,373                       0

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Funds for the year ended September 30, 2002, were as follows:

                                                                              -------------------    --------------------
                                                                                 Growth Fund              Bond Fund
                                                                              -------------------    --------------------
       Shares sold                                                                     1,136,570               2,362,353
       Shares issued to holders in reinvestment of dividends                                 766                  74,279
       Shares redeemed                                                                (1,801,930)             (2,323,308)
                                                                              -------------------    --------------------
       Net increase (decrease)                                                          (664,594)                113,324
                                                                              ===================    ====================

     Transactions in shares of the Funds for the year ended September 30, 2001, were as follows:

                                                                              -------------------    --------------------
                                                                                 Growth Fund              Bond Fund
                                                                              -------------------    --------------------
       Shares sold                                                                     1,582,892               2,215,771
       Shares issued to holders in reinvestment of dividends                              12,620                  75,699
       Shares redeemed                                                                  (709,766)             (2,114,923)
                                                                              -------------------    --------------------
       Net increase                                                                      885,746                 176,547
                                                                              ===================    ====================

4.  INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended September 30, 2002, were as follows:

                                                                              -------------------    --------------------
                                                                                 Growth Fund              Bond Fund
                                                                              -------------------    --------------------
       Purchases:
         U.S. Government                                                           $           -              $ 30,336,098
         Other                                                                         15,367,534                2,011,270

       Sales:
         U.S. Government                                                                        -               15,716,343
         Other                                                                         14,990,663               16,532,647

     At September 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                                              -------------------    --------------------
                                                                                 Growth Fund              Bond Fund
                                                                              -------------------    --------------------
       Appreciation                                                                 $ 12,411,546             $ 6,016,182
       Depreciation                                                                  (11,283,505)                (92,177)
                                                                              -------------------    --------------------
       Net unrealized appreciation of investments                                    $ 1,128,041             $ 5,924,005
                                                                              ===================    ====================

     At September 30, 2002, the cost of investments for federal income tax purposes was $51,195,799 and $99,538,794 for the Growth Stock Fund and Bond Fund, respectively.

     The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2002 the Growth Stock Fund had a capital loss carryforward of $1,906,934 with an expiration date of September 30, 2010 and the Bond Fund had a capital loss carryforward of $1,390,523 with an expiration date of September 30, 2009.

     At September 30, 2002, the Growth Stock Fund had post-October losses of $6,945,967.

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to each Funds' daily net assets.

     U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

     The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate is an annual rate of 0.015% and 0.013% of a Fund's average daily net assets for the Growth Stock Fund and Bond Fund, respectively. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the year ended September 30, 2002, $11,397 and $13,930 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6.   CHANGE IN INDEPENDENT ACCOUNTANT

     Arthur Andersen LLP served as the independent auditors of Bremer Funds, Inc. since January 27, 1997 (inception of the Funds), and in that capacity audited the Fund's annual financial statements and prepared its tax returns. None of the reports of Arthur Andersen LLP on the financial statements of the Funds for the fiscal years for which Arthur Andersen LLP served as the Funds' independent auditors contained any adverse opinions or disclaimers of opinion, or were qualified or modified as to the uncertainty, audit scope or accounting principles. On June 15, 2002, Arthur Andersen LLP was convicted of obstruction of justice arising out of the destruction of documents relating to Arthur Andersen's audit of Enron Corp. As permitted by the emergency rules and orders released by the Securities and Exchange Commission on March 18, 2002, the Board of Directors, including a majority of those members who are not interested persons of the Funds, on July 30, 2002, selected Ernst & Young LLP as the independent auditors of the Fund for the year ended September 30, 2002.

7.   RELATED PARTIES

     Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 5,279,149 and 10,042,463 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of September 30, 2002.


ADDITIONAL INFORMATION

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors and Officers of the Funds is set forth below. Each Director and Officer holds office until his or her successor is elected or until he or she is removed or resigns. Unless otherwise noted, the address for each Director and Officer is Bremer Investment Funds, Inc., P.O. Box 1956, St. Cloud, Minnesota 56302. The SAI includes additional information about the Funds' Directors and Officers and is available without charge, upon request by calling 1-800-595-5552.

Interested Directors
-------------------------------------------------------------------------------------------------------------------------
                       Position(s) Held      Principal Occupation                 Number of
                       with the              During Past                          Portfolios Overseen   Other Trusteeships
Name, Address and Age: Corporation:          Five Years:                          by Director:          Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
Kenneth P. Nelson*     President and         Executive Vice President and            2                      None
Age:  62               Director since        Financial Services Director of
                       January 2001.         Bremer Financial Corporation and
                                             Bremer Financial Services, Inc.
                                             since July 1999; Executive Vice
                                             President and Group President of
                                             Bremer Financial Corporation from
                                             December 1993 to July 1999; Vice
                                             President of Bremer Financial
                                             Corporation from January 1989 to
                                             December 1993; Director of Bremer
                                             Financial Services, Inc. since
                                             1984; Chief Executive Officer of
                                             Bremer Bank, National Association
                                             from May 1997 to December 1998.
-------------------------------------------------------------------------------------------------------------------------
David P. Melroe*         Director since      Treasurer of Bremer Financial           2                     None
Age:  53                 November 2001.      Services, Inc. since 1997.
-------------------------------------------------------------------------------------------------------------------------

Non-Interested Directors
-------------------------------------------------------------------------------------------------------------------------
                       Position(s)           Principal Occupation                 Number of
                       Held with             During Past                          Portfolios Overseen   Other Trusteeships
Name, Address and Age: Funds:                Five Years:                          by Director:          Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
John M. Bishop         Director since        President of Bishop Communications      2                     None
Lakedale               August 1996.          Corporation for more than the
Telephone Company                            past five years.
Highway 55 East
Annadale, MN 55302
Age:  56
-------------------------------------------------------------------------------------------------------------------------
John J. Feda           Director since        Retired.                                2                     None
607 South First Street August 1996.
Marshall, MN 56258
Age:  76
-------------------------------------------------------------------------------------------------------------------------
Barbara A. Grachek     Director since        Retired.                                2                     None
107 Woodhill Road      April 1999.
St. Cloud, MN 56301-4498
Age:  61
-------------------------------------------------------------------------------------------------------------------------
Lois Buermann            Director since      Manager of Public Equities at the       2                     None
19910 147th Avenue North February 2002.      Minnesota State Board of
Rogers, MN 55374                             Investment from 1996 to present.
Age:  42
---------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------------------
                       Position(s) Held      Principal Occupation                 Number of
                       with the              During Past                          Portfolios Overseen   Other Trusteeships
Name, Address and Age: Corporation:          Five Years:                          by Director:          Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
David J. Erickson*       Vice President      Vice  President/Portfolio Manager        2                         None
Age:  54                 since August 1996.  of Bremer Trust, National
                                             Association since January 1993;
                                             Vice President - Investments of
                                             North Central Trust Company from
                                             September 1987 to January 1993.
---------------------------------------------------------------------------------------------------------------------------
Sandra A. Schimek*       Vice President      Senior Vice President/Chief             2                         None
Age:  47                 since April 1999.   Investment Officer of Bremer
                                             Trust, National Association since
                                             April 1999; Senior Portfolio
                                             Manager and various other
                                             positions with Banc One Investment
                                             Advisers from 1986 to April 1999.
---------------------------------------------------------------------------------------------------------------------------

Timothy M. Johnson*      Vice President      Vice President/Portfolio Manager        2                         None
Age:  33                 since January 2001. of Bremer Trust, National
                                             Association since October 2000;
                                             Senior Securities Analyst and
                                             various other positions with
                                             Lutheran Brotherhood from December
                                             1994 to September 2000.
---------------------------------------------------------------------------------------------------------------------------

Timothy Murphy*          Secretary since     Trust Compliance and Estate            2                          None
Age:  43                 April 2000.         Administration Officer of Bremer
                                             Trust, National Association since
                                             January 2000; Compliance
                                             Officer and various other
                                             positions with National City Bank
                                             of Minneapolis from 1985 to
                                             January 2000.
----------------------------------------------------------------------------------------------------------------------------
Richard A. DiNello*      Treasurer since     Senior Vice President of Bremer        2                          None
Age:  49                 August 1996.        Trust, National Association. and
                                             various positions with Bremer
                                             Trust since July 1986.
----------------------------------------------------------------------------------------------------------------------------

* Interested person of Funds, as defined in the Investment Company Act of 1940.


Report of Independent Public Accountants



To the Board of Directors of the Bremer Investment Funds, Inc.
and the Shareholders of the Bremer Growth Stock Fund and the Bremer Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bremer Investment Funds, Inc, comprising the Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") as of September 30, 2002, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Funds for the periods prior to September 30, 2002 were audited by other auditors whose report dated October 5, 2001, expressed an unqualified opinion on those financial statements and financial highlights.


We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian . An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Bremer Investment Funds, Inc. as of September 30, 2002, the results of their operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.




ERNST & YOUNG LLP

Chicago, Illinois
November 8, 2002


--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                         Independent Public Accountants
                                Ernst & Young LLP
                            111 East Kilbourn Avenue
                               Milwaukee, WI 53202

                                   Distributor
                          Rafferty Capital Markets, LLC
                           59 Hilton Avenue, Suite 101
                              Garden City, NY 11530

                                    Directors
                                Kenneth P. Nelson
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek
                                  David Melroe
                                  Lois Buermann